October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$760	$ 818,589
Series A, 5.25%, 05/01/56	950	989,879
Series F, 5.50%, 11/01/53	735	776,793
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,505	1,568,769
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,265	1,367,324
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	900	974,808
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,560	1,670,003
Series A-1, 5.50%, 01/01/53	670	726,118
Series B, 5.25%, 03/01/55	405	436,195
		9,328,478
Arizona — 3.6%
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	215	201,239
Series G, 5.00%, 07/01/47	430	409,634
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	910	927,149
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,035	1,134,617
5.00%, 12/01/37	4,585	5,017,023
		7,689,662
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	380	387,853
California — 10.9%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	335	332,402
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	1,020	816,000
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	2,475	2,667,395
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGM), 0.00%, 08/01/38(d)	12,000	7,253,760
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(c)	4,000	5,028,825
Series B, Election 2006, 0.00%, 08/01/30(d)	2,270	2,006,095
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)(e)	4,200	4,462,635
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	685	694,972
		23,262,084
Colorado — 1.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	590	594,422
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	1,550	1,633,626
		2,228,048
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	175	164,563
Security	Par (000)	Value
District of Columbia — 1.4%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	$905	$ 977,937
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,190	1,263,666
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/49	380	398,283
Series A, AMT, 5.50%, 10/01/54	395	417,988
		3,057,874
Florida — 13.5%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,725	2,766,189
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	100	89,868
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/29(e)	5	5,438
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	475	481,289
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,350	1,257,903
County of Miami-Dade Florida, RB(d)
0.00%, 10/01/32	5,000	4,035,863
0.00%, 10/01/33	15,375	11,964,245
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/41	325	340,311
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	420	140,629
Series A-2, 0.00%, 10/01/47	680	214,012
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	165	177,368
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	2,090	2,080,776
AMT, (AGM), 5.25%, 07/01/47	500	497,424
Florida Housing Finance Corp., RB, S/F Housing, Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	835	844,231
Greater Orlando Aviation Authority, ARB
AMT, 5.25%, 10/01/51	710	746,416
Sub-Series A, AMT, 5.00%, 10/01/47	1,130	1,134,884
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	190	200,477
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,590	1,630,169
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	190	190,577
		28,798,069
Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	480	491,071
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	175	114,817
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	780	688,151
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	565	598,982
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	310	317,509
Series A, 5.00%, 01/01/59	770	769,244
		2,979,774

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hawaii — 0.6%
State of Hawaii Airports System Revenue, ARB, Series B, 5.00%, 07/01/49	$1,295	$ 1,385,082
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 4.38%, 03/01/53	350	334,964
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	260	257,921
		592,885
Illinois — 6.0%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	1,000	1,045,354
Series C, 5.25%, 12/01/35	420	419,993
Series D, 5.00%, 12/01/46	1,635	1,483,567
Series H, 5.00%, 12/01/36	375	372,966
Chicago Board of Education, Refunding GO
Series B, 12/01/43(f)	235	244,967
Series C, 5.00%, 12/01/34	370	370,009
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.63%, 01/01/53	1,690	1,649,501
Series B, Senior Lien, 4.50%, 01/01/56	2,125	2,042,541
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/48	525	550,002
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	620	629,728
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	945	945,280
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	590	587,404
State of Illinois, GO
5.50%, 05/01/39	1,610	1,724,135
Series F, 5.25%, 09/01/47	740	770,459
		12,835,906
Indiana — 0.7%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	680	702,201
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	560	604,170
Series C, 5.25%, 10/01/47	195	209,808
		1,516,179
Kentucky — 1.4%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	135	127,638
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Convertible, 6.45%, 07/01/34	1,000	1,170,661
Convertible, 6.60%, 07/01/39	1,395	1,605,795
		2,904,094
Louisiana — 1.7%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	1,340	1,338,581
AMT, 5.75%, 09/01/64	1,030	1,067,997
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	1,115	1,158,896
		3,565,474
Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	445	432,942
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	$600	$ 599,867
(AGM), 5.50%, 07/01/50	990	1,070,616
(AGM), 5.50%, 07/01/55	990	1,077,023
		3,180,448
Michigan — 1.2%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	490	513,476
Michigan State Housing Development Authority, RB, S/F Housing
Series D, Sustainability Bonds, 5.10%, 12/01/37	1,560	1,666,485
Series D, Sustainability Bonds, 4.45%, 12/01/49	340	333,979
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	135	135,146
		2,649,086
Minnesota — 1.7%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,729,578
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	305	287,801
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, 5.25%, 01/01/49	1,055	1,104,866
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	520	541,168
		3,663,413
Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.25%, 04/01/55	2,080	1,966,739
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	575	591,008
		2,557,747
Nevada — 0.1%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	125	125,016
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	318	317,187
Series A, Sustainability Bonds, 5.50%, 06/01/55	1,625	1,709,450
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	485	506,321
Series 2025, Subordinate, 5.15%, 09/28/37	760	768,757
Class A-1, Sustainability Bonds, 0.00%, 11/20/42(a)	1,927	1,893,834
Series 2, Sustainability Bonds, 4.25%, 07/20/41	304	303,362
		5,498,911
New Jersey — 3.8%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	165	171,553
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	990,006
New Jersey Economic Development Authority, RB, AMT, (AGM), 5.13%, 07/01/42	300	300,312
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	1,350	1,350,408
Series AA, 5.00%, 06/15/46	600	600,152
Series BB, 4.00%, 06/15/50	1,200	1,094,804
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,600	1,127,262
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	$940	$ 1,010,818
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,400	1,403,546
		8,048,861
New York — 11.0%
City of New York, GO, Series G-1, 5.25%, 02/01/53	175	186,485
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,507,235
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	550	559,261
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	810	833,519
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	810	807,806
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 5.25%, 05/01/52	720	770,134
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,277	1,228,782
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	715,404
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,785	1,311,075
Series A, Sustainability Bonds, 3.00%, 11/15/51	560	404,664
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	205	189,415
New York State Dormitory Authority, Refunding RB, Class A, 5.25%, 05/01/54	690	718,583
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	400	426,815
AMT, 5.63%, 04/01/40	420	441,018
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	900	972,814
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	945	988,539
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,545	1,572,782
AMT, Sustainability Bonds, 5.50%, 06/30/60	2,625	2,680,048
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	1,040	1,062,139
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	1,330	1,356,093
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	2,105	2,018,336
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,645	1,695,145
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	979,920
		23,426,012
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	455	458,510
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	145	162,071
		620,581
Security	Par (000)	Value
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	$820	$ 830,957
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,695	1,420,476
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	2,110	2,232,274
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	995	995,923
		4,648,673
Oklahoma — 0.4%
Oklahoma Turnpike Authority, RB, Series A, (AGM), 4.25%, 01/01/55	310	302,460
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	425	490,109
		792,569
Oregon — 0.4%
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	780	782,055
Pennsylvania — 5.7%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	1,785	1,791,073
Allegheny County Hospital Development Authority, Refunding RB, Series A, (AGM-CR), 5.00%, 04/01/47	1,625	1,646,149
Mckeesport Area School District, Refunding GO, (FGIC, SAW), 0.00%, 10/01/31(d)(g)	500	410,884
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	1,585	1,588,887
AMT, 5.50%, 06/30/41	810	855,899
AMT, 5.75%, 06/30/48	700	729,822
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	810,468
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	145	131,747
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	610	663,102
Series B2, 4.38%, 11/01/54	590	541,984
Series B2, 5.50%, 11/01/54	720	765,444
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	1,780	1,787,998
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	370	373,860
		12,097,317
Puerto Rico — 4.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	951	899,173
Series A-1, Restructured, 5.00%, 07/01/58	5,966	5,794,422
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,372,038
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	2,865	997,113
		9,062,746

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina — 3.1%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	$355	$ 369,175
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	520	567,262
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	755	625,925
Series A, 5.50%, 11/01/50	445	474,347
Series A, 4.50%, 11/01/54	1,050	1,032,481
Series A, 5.50%, 11/01/54	860	915,480
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	2,500	2,221,239
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	305	317,739
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	100	101,982
		6,625,630
Tennessee — 2.1%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	135	142,621
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	885	898,920
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	180	187,409
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB
5.25%, 10/01/58	725	701,102
Series A, 5.00%, 10/01/45	1,000	978,574
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	550	585,879
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	950	1,030,151
		4,524,656
Texas — 12.2%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	415	389,290
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	380	190,000
7.88%, 11/01/62	330	198,000
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	795	825,818
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	570	601,042
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	105,933
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	104,962
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	97,584
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	100	109,924
Series B, AMT, 5.50%, 07/15/37	210	229,414
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	550	586,772
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	145	134,356
Security	Par (000)	Value
Texas (continued)
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	$315	$ 296,605
Greenwood Independent School District, GO, (PSF), 4.00%, 02/15/54	1,030	954,245
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	255	235,075
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AG NPFGC), 0.00%, 11/15/38(d)	5,000	2,488,477
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	16,780	9,151,327
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.50%, 08/15/49	1,315	1,443,018
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	825	768,414
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	605	646,343
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	585	602,910
1st Lien, 5.00%, 10/01/53	435	449,123
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	405	386,078
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	100	98,950
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	200	187,085
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,315	1,435,838
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	420	282,189
0.00%, 08/01/36	235	149,599
0.00%, 08/01/37	305	183,389
0.00%, 08/01/38	315	178,633
0.00%, 08/01/44	950	381,091
0.00%, 08/01/45	1,800	684,500
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	1,520	1,467,411
		26,043,395
Utah — 1.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	120	121,216
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/51	425	431,393
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	570	614,000
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	205	220,659
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(b)	205	192,967
(UT CSCE), 4.00%, 04/15/42	600	554,149
		2,134,384
Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	285	279,149
Virginia — 1.2%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	293	292,620
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(c)	702	619,387
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	$185	$ 170,425
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	580	603,839
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	863,145
		2,549,416
Washington — 1.1%
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	1,815	1,855,292
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	280	289,301
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	165	175,232
		2,319,825
Wisconsin — 1.9%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)	100	92,379
Series A, 5.00%, 06/01/51(b)	320	244,988
Series A, 5.00%, 06/01/61(b)	405	298,215
AMT, 5.75%, 06/30/60	835	862,294
AMT, 6.50%, 12/31/65	2,370	2,602,943
		4,100,819
Total Municipal Bonds — 106.6% (Cost: $214,773,206)		227,257,691
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Alabama(a) — 7.3%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(i)	3,299	3,661,422
Series C-1, 5.25%, 02/01/53	6,771	7,218,450
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	4,095	4,602,064
		15,481,936
California — 2.6%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	5,297	5,592,622
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,196	3,372,333
District of Columbia — 1.7%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, 5.00%, 10/01/49	3,556	3,588,807
Florida — 2.3%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	4,660	4,980,124
Georgia — 6.9%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	4,720	5,047,189
Security	Par (000)	Value
Georgia (continued)
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55(i)	$3,040	$ 3,184,555
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50(i)	3,781	3,772,306
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)(i)	2,476	2,666,352
		14,670,402
Illinois — 5.2%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(i)	4,784	4,929,515
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,302	4,492,693
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,711	1,740,120
		11,162,328
Maryland — 1.8%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	3,600	3,745,349
Massachusetts — 2.2%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 05/01/48	2,438	2,561,368
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,151	2,183,006
		4,744,374
Michigan — 1.0%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,148	2,029,867
Missouri — 0.9%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	2,025	2,007,834
Nebraska — 2.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	1,888	1,913,655
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48	2,820	2,997,345
		4,911,000
New York — 7.3%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	3,268	3,420,324
New York City Municipal Water Finance Authority, RB, Series AA, Subordinate, 5.00%, 06/15/51	2,444	2,567,692
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/55	3,597	3,837,866
Series H, Subordinate, 5.25%, 11/01/48	2,280	2,448,653
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,590	1,497,425
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,740	1,787,092
		15,559,052

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	$1,830	$ 1,948,078
Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49	3,256	3,233,794
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(i)	3,989	4,338,581
Tennessee — 2.0%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)(i)	3,885	4,190,655
Texas — 9.1%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/53	1,180	1,229,508
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,410	1,530,311
County of Bexar Texas, GOL, 5.00%, 06/15/49	3,120	3,269,542
Crowley Independent School District, GO, (PSF), 5.25%, 02/01/53	1,874	1,989,811
North Texas Municipal Water District, RB, 5.00%, 06/01/50(i)	3,618	3,767,346
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,251	2,319,784
Texas Water Development Board, RB
4.80%, 10/15/52	2,475	2,520,837
Series A, 4.38%, 10/15/59	2,848	2,749,147
		19,376,286
Washington — 2.2%
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, 5.00%, 10/01/54	4,500	4,708,336
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.8% (Cost: $126,057,994)		129,641,758
Total Long-Term Investments — 167.4% (Cost: $340,831,200)		356,899,449

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(j)(k)	2,970,702	$ 2,970,999
Total Short-Term Securities — 1.4% (Cost: $2,970,999)		2,970,999
Total Investments — 168.8% (Cost: $343,802,199)		359,870,448
Other Assets Less Liabilities — 1.8%		3,727,405
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.8)%		(82,635,916)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.8)%		(67,800,000)
Net Assets Applicable to Common Shares — 100.0%		$ 213,161,937

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $20,562,618.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 1,849,347	$ 1,121,652 (a)	$ —	$ —	$ —	$ 2,970,999	2,970,702	$ 9,685	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 227,257,691	$ —	$ 227,257,691
Municipal Bonds Transferred to Tender Option Bond Trusts	—	129,641,758	—	129,641,758
Short-Term Securities
Money Market Funds	2,970,999	—	—	2,970,999
	$2,970,999	$356,899,449	$—	$359,870,448
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(82,213,285)	$—	$(82,213,285)
VMTP Shares at Liquidation Value	—	(67,800,000)	—	(67,800,000)
	$—	$(150,013,285)	$—	$(150,013,285)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
Portfolio Abbreviation (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
UT	Unlimited Tax
Schedule of Investments